Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Non-current portion of the lease liabilities	€ 52,914	€ 41,024
Current portion of the lease liabilities	9,413	10,825
Lease liabilities recognised as at January 1, 2019	€ 62,327	€ 51,849	€ 57,138